Share-based payments - Details grants Rapidfit narrative (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014
Share-based payment plans
Number of warrants granted	350.000
Share-based payment expense	€ 47	€ 0	€ 41
Exercise price, share options granted				€ 553.9
Rapidfit+ plan
Share-based payment plans
Maximum number of warrants	300
Number of warrants granted	199
Share-based payment expense	€ 0	€ 0	€ 2
Exercise price, share options granted	€ 553.90